Organization and Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]	Organization and Business
Sphere 3D Corp. was incorporated under the Business Corporations Act (Ontario) on May 2, 2007 as T.B. Mining Ventures Inc. On March 24, 2015, the Company completed a short-form amalgamation with a wholly-owned subsidiary. In connection with the short-form amalgamation, the Company changed its name to “Sphere 3D Corp.” Any reference to the “Company”, “Sphere 3D”, “we”, “our”, “us”, or similar terms refers to Sphere 3D Corp. and its subsidiaries. The Company delivers data management and desktop and application virtualization solutions through hybrid cloud, cloud and on premise implementations by its global reseller network. The Company achieves this through a combination of containerized applications, virtual desktops, virtual storage and physical hyper-converged platforms. The Company’s products allow organizations to deploy a combination of public, private or hybrid cloud strategies while backing them up with the latest storage solutions. The Company’s brands include HVE ConneXions (“HVE”) and Unified ConneXions (“UCX”). In October 2021, the Company entered into a definitive agreement and sold its SnapServer® product line and associated assets.
The Company has commenced planning and has entered into a series of agreements that will enable it to enter the cryptocurrency space, including entering into the Hertford Agreement with Hertford Advisors Ltd., the Master Services Agreement between Sphere 3D and Gryphon Digital Mining, Inc. (“Gryphon”), the Sub-License and Delegation Agreement with Gryphon, and the NuMiner Agreement with NuMiner Global, Inc. (“NuMiner”). See Intangible Assets and Goodwill and Commitments and Contingencies in the Notes to the Consolidated Financial Statements for additional information.
Management has projected that cash on hand will not be sufficient to allow the Company to continue operations beyond November 30, 2022 if we are unable to raise additional funding for operations. We expect our working capital needs to increase in the future as we continue to expand and enhance our operations. Our ability to raise additional funds for working capital or to pay for the purchase of cryptocurrency mining machines through equity or debt financings or other sources may depend on the financial success of our then current business and successful implementation of our key strategic initiatives, financial, economic and market conditions and other factors, some of which are beyond our control. No assurance can be given that we will be successful in raising the required capital at a reasonable cost and at the required times, or at all. Further equity financings may have a dilutive effect on shareholders and any debt financing, if available, may require restrictions to be placed on our future financing and operating activities. We require additional capital and if we are unsuccessful in raising that capital, we may be required to cancel our existing purchase obligations under our current mining purchase agreements, or we may not be able to continue our business operations in the cryptocurrency mining industry or we may be unable to advance our growth initiatives, either of which could adversely impact our business, financial condition and results of operations.
Significant changes from the Company’s current forecasts, including but not limited to: (i) shortfalls from projected sales levels; (ii) unexpected increases in product costs; (iii) increases in operating costs; (iv) changes in the historical timing of collecting accounts receivable; and (v) inability to maintain compliance with the requirements of the NASDAQ Capital Market and/or inability to maintain listing with the NASDAQ Capital Market could have a material adverse impact on the Company’s ability to access the level of funding necessary to continue its operations at current levels. If any of these events occurs or the Company is unable to generate sufficient cash from operations or financing sources, the Company may be forced to liquidate assets where possible and/or curtail, suspend or cease planned programs or operations generally or seek bankruptcy protection or be subject to an involuntary bankruptcy petition, any of, which would have a material adverse effect on the Company’s business, results of operations, financial position and liquidity.
Given the Company’s existing purchase obligations, if such agreements are not cancelled by the Company, management has projected that cash on hand will not be sufficient to allow the Company to meet its outstanding purchase obligations through 2022 if the Company is unable to raise additional debt or equity funding for operations. On a short-term basis, the Company plans to raise debt or equity funding to meet its payment obligations under its current contracts and for additional working capital.
The Company incurred losses from operations and negative cash flows from operating activities for the 12 months ended December 31, 2021, and such losses might continue for a period of time. Based upon the Company's current expectations and projections for the next year, the Company believes that it may not have sufficient liquidity necessary to sustain operations beyond November 30, 2022. These factors, among others, raise substantial doubt that the Company will be able to continue as a going concern. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
Merger Agreement
On June 3, 2021, the Company into an Agreement and Plan of Merger, which was subsequently amended on December 29, 2021 (the “Merger Agreement”), which the Company agreed to acquire all of the issued and outstanding capital stock of Gryphon Digital Mining, Inc. (“Gryphon”) through a merger transaction (the “Merger”), in which Sphere GDM Corp., a Delaware corporation and a wholly-owned subsidiary of Sphere 3D (“Merger Sub”), will merge with and into Gryphon, with Gryphon surviving under the name Gryphon Digital Mining USA, Inc., as a wholly-owned direct subsidiary of Sphere 3D, and Sphere 3D will issue common shares in exchange for all of the issued and outstanding capital stock of Gryphon. Completion of the Merger is conditioned upon the satisfaction of certain closing conditions, including the approval by our shareholders, as set forth in the Merger Agreement.
The Merger Agreement, among other matters, (i) provides for the number of our common shares that will be issued by us in the merger as a result of certain equity financings completed by Gryphon following the execution and delivery of the Merger Agreement; (ii) provides for the termination provisions of the Merger Agreement with provisions that allow either party to terminate the Merger Agreement prior to March 31, 2022 upon a breach of the Merger Agreement by the other party following an opportunity to cure such breach, and to allow either party to terminate the Merger Agreement on or after March 31, 2022 for any reason or no reason by notice to the other party; (iii) provide that, upon any such termination of the Merger Agreement, we will forgive all amounts outstanding under the outstanding Promissory Note and Security Agreement with Gryphon, which was amended on August 30, 2021, September 29, 2021, and further amended on December 29, 2021 (as amended, the “Gryphon Note”), and release to Gryphon 850,000 common shares deposited into an escrow account for the benefit of Gryphon; and (iv) provide that, in connection with any termination of the Merger Agreement, each party shall have released the other party and its affiliates from any claims, actions or proceedings such party shall have at the time of such termination against the other party existing by reason of, based upon or arising out of the Merger Agreement.
As consideration for the merger transaction, the Company expects to issue 122,005,654 common shares to the shareholders of Gryphon, subject to adjustment. If the Merger is consummated, and all regulatory approvals are received, we will continue to trade on the NASDAQ. The closing of the merger agreement is subject to customary closing conditions for a transaction of this nature and may be terminated by the parties under certain circumstances.
Terminated Merger Agreement
On July 14, 2020, the Company entered into a definitive merger agreement (the “Rainmaker Merger Agreement”) pursuant to which it planned to acquire all of the outstanding securities of Rainmaker Worldwide Inc. (“Rainmaker”), a global Water-as-a-Service provider. The Company’s business model would have focused on Water-as-a-Service and Rainmaker management would have assumed leadership of the combined entity. On February 12, 2021, the Rainmaker Merger Agreement was terminated as the Company was unable to obtain all necessary regulatory approvals relating to the proposed transaction prior to the agreed date of January 31, 2021. No break-fee or termination costs were paid by either party.